Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Parenthetical) (Detail) (Maximum) In Thousands, unless otherwise specified	Dec. 31, 2012 2004 Plan	May 13, 2010 2004 Plan	Dec. 31, 2012 2006 Plan	May 20, 2011 2006 Plan	Dec. 31, 2012 2007 Plan	May 13, 2010 2007 Plan	Dec. 31, 2012 2009 Plan	Dec. 31, 2012 2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	7,000	7,000	1,000	1,000	2,000	2,000	1,500	1,000